Organization and principal activities	12 Months Ended
Dec. 31, 2011
Organization and principal activities

1. Organization and principal activities

Acorn International, Inc. (“Acorn International”) was incorporated in Cayman Islands on December 20, 2005. China DRTV, Inc. (“China DRTV”) was incorporated in the British Virgin Islands (“BVI”) on March 4, 2004.

Acorn International and its subsidiaries and variable interest entities (“VIEs”) (collectively, the “Group”) is an integrated multi-platform marketing company in China which develops, promotes and sells products. The Group’s two primary sales platforms are integrated direct sales and a nationwide distribution network. Direct sales platforms include TV direct sales, third-party bank channel sales, catalogs sales, internet sales and direct sales through print media and radio. Direct sales are not only combined with the nationwide distribution network to market and sell the Group’s products to consumers, but also used to promote and sell third-party branded products to consumers pursuant to joint sales arrangements.

As of December 31, 2011, the subsidiaries and VIEs of Acorn International were as follows:

Name of subsidiaries a and variable interest entities	Percentage of ownership	Date of incorporation	Place of incorporation
China DRTV, Inc. (“China DRTV”)	100%	March 4, 2004	BVI
Smooth Profit Limited (“Smooth Profit”)	100%	September 18, 2007	BVI
MK AND T Communications Limited (“MK AND T”)	100%	October 27, 1998	Hong Kong
Bright Rainbow Investments Limited (“Bright Rainbow”)	100%	October 29, 2007	Hong Kong
Shanghai Acorn Advertising Broadcasting Co., Ltd. (“Shanghai Advertising”)	100%	August 19, 2004	PRC
Shanghai HJX Digital Technology Co., Ltd. (“Shanghai HJX”)	100%	August 23, 2004	PRC
Acorn International Electronic Technology (Shanghai) Co., Ltd. (“Acorn Electronic”)	100%	August 23, 2004	PRC
Acorn Information Technology (Shanghai) Co., Ltd. (“Acorn Information”)	100%	August 27, 2004	PRC
Beijing Acorn Youngleda Oxygen Generating Co., Ltd. (“Beijing Youngleda”)	100%	October 20, 2004	PRC
Yiyang Yukang Communication Equipment Co., Ltd. (“Yiyang Yukang”)	100%	November 29, 2005	PRC
Zhuhai Sunrana Bio-tech Co., Ltd. (“Zhuhai Sunrana”)	51%	June 16, 2006	PRC
Shanghai Acorn Enterprise Management Consulting Co., Ltd. (“Acorn Consulting”)	100%	September 26, 2006	PRC
Zhuhai Acorn Electronic Technology Co., Ltd. (“Zhuhai Acorn”)	100%	November 8, 2006	PRC
Beijing HJZX Software Technology Development Co., Ltd. (“Beijing HJZX”)	100%	January 22, 2007	PRC
Zhongshan Meijin Digital Technology Co., Ltd. (“Zhongshan Meijin”)	75%	February 13, 2007	PRC
Acorn Trade (Shanghai) Co., Ltd. (“Acorn Trade”)	100%	December 14, 2007	PRC
Shanghai Acorn HJX Software Technology Development Co., Ltd. (“HJX Software”)	100%	May 12, 2009	PRC
Wuxi Acorn Enterprise Management Consulting Co., Ltd. (“Wuxi Acorn”)	100%	January 29, 2010	PRC
Beijing Acorn Trade Co., Ltd. (“Beijing Acorn”)	100%	March 19, 1998	PRC
Shanghai Acorn Network Technology Development Co., Ltd. (“Shanghai Network”)	100%	November 2, 2004	PRC

People’s Republic of China (“PRC”) laws and regulations restrict foreign ownership of entities engaged in direct sales in China. To comply with PRC laws and regulations, Acorn International conducts its direct sales through two VIEs (Beijing Acorn and Shanghai Network) which hold direct sales licenses. The two VIEs are owned 100% by two PRC nationals: Yang Dongjie (or Don Dongjie Yang), Acorn International’s president, Chief Executive Officer (“CEO”) and director, and Mr. Weiguo Ge, one of the Assistant General Managers of our finance department. Each of the two VIEs was established by the two shareholders on behalf, and for the exclusive benefits of Acorn International. Acorn Information, a wholly-owned subsidiary of Acorn International, entered into various agreements with each of the two VIEs and their shareholders, including (i) Irrevocable Powers of Attorney, under which each of the two shareholders of the VIEs granted to Acorn Information the power to exercise all voting rights as a shareholder of the VIEs, (ii) Loan Agreements, under which Acorn Information made interest-free loans to the shareholders of the VIEs in an aggregate amount of approximately $14.6 million and agreed to make additional interest-free loans not exceeding approximately $3.8 million for capital contributions by the shareholders in the VIEs, (iii) Operation and Management Agreements, under which the shareholders of the VIEs agreed that Acorn Information directs the day-to-day operational and financial activities of the VIEs including appointing directors and senior management, and that the VIEs do not conduct any transactions which might substantially affect their assets, obligations, rights and business operations without the prior written consent of Acorn Information, (iv) Equity Pledge Agreements, under which the shareholders of the VIEs pledged all of their equity interests in the VIEs to Acorn Information as collateral to guarantee the performance of the VIEs under the Operation and Management Agreements and the Exclusive Technical Services Agreements as described below, as well as their personal obligations under the Loan Agreements, (v) Exclusive Purchase Agreements, under which the shareholders of the VIEs irrevocably granted Acorn Information an exclusive option to purchase at any time if and when permitted under PRC law, all or any portion of their equity interests in the VIEs for a price that is the minimum amount permitted by PRC law, and (vi) Technical Service Agreements, under which Acorn Information became the exclusive provider of technical support and consulting services to the VIEs in exchange for service fees.

Through the above arrangements, Acorn Information holds all the variable interests of the two VIEs and has power to direct the activities that most significantly impact the economic success of the VIEs and absorbs the majority of the economic risks and rewards of the VIEs through service fees. The nominal shareholders lack the ability to make decisions that have a significant effect on the VIEs’ operations and do not absorb the expected losses because the capital of the VIEs were funded using loans borrowed from Acorn Information. Therefore, Acorn International is the primary beneficiary of the two VIEs and accordingly, the financial statements of Beijing Acorn and Shanghai Network have been consolidated with Acorn International as its subsidiaries since they were established.

The ownership structures of Acorn Information and each of the two VIEs are in compliance with existing PRC laws and regulations according to the opinions of the Group’s PRC legal counsel. The contractual arrangements among Acorn Information and the two VIEs and their shareholders are valid, binding and enforceable. However, there are uncertainties regarding the interpretation and application of current and future PRC laws and regulations. The PRC regulatory authorities that regulate foreign investment in direct sales companies may take a view in the future that is contrary to the above opinions of the Group’s PRC legal counsel. If the current agreements that establish the structure for conducting the Group’s PRC direct sales business were found to be in violation of existing or future PRC laws or regulations, the Group may be required to restructure its ownership structure and direct sales operations in the PRC to comply with PRC laws and regulations, which may affect the Group’s financial position and cash flows related to these VIE structures. In addition, there are uncertainties in the PRC legal system that could limit the Group’s ability to enforce these contractual agreements in the event that the consolidated VIEs or their shareholders fail to meet their contractual obligations.

The Group believes that its ability to direct the activities of the two VIEs that most significantly impact the VIEs’ economic performance is not affected by the above uncertainties in the PRC legal system. Accordingly, the two VIEs continue to be consolidated VIEs of the Group.

Summary financial information of the Group’s two VIEs included in the accompanying consolidated financial statements is as follows:

	For the years ended December 31,
	2009	2010	2011
Net revenues	$158,081,331	$195,749,845	$290,145,402

Net income	$13,664,768	$5,243,804	$6,876,485

In June 2009, the Group sold 33.0% equity interests in Shanghai Yimeng Software Technology Co., Ltd. (“Shanghai Yimeng”), a previously consolidated subsidiary engaged in development and marketing of CPS stock tracking software. Upon completion of the disposal, the Group’s equity interests in Shanghai Yimeng decreased from 51.0% to 18.0% and the Group ceased to consolidate Shanghai Yimeng as a subsidiary (refer to Note 4 for details of the discontinuance of the stock tracking software business). The Group accounts for the retained investment in Shanghai Yimeng using the cost method of accounting. In 2010, the Group’s investment in Shanghai Yimeng decreased from 18.0% to 16.2% as a result of the Group’s disposal of 1.8% equity interests. In 2011, the Group’s interests in Shanghai Yimeng further decreased to 12.9% as a result of the dilution due to Shanghai Yimeng’s issuance of additional shares to a new investor.

In January 2010, Shanghai An-Nai-Chi Automobile Maintenance Products Co., Ltd. (“Shanghai An-Nai-Chi”), a previously consolidated subsidiary engaged in manufacturing and selling autocare products, received a cash injection of $1.5 million from a third party investor. Upon the completion of the capital injection, the Group’s equity interests in Shanghai An-Nai-Chi decreased from 51.0% to 33.2% and the Group lost control and ceased to consolidate Shanghai An-Nai-Chi as a subsidiary. The Group accounts for the retained investment in Shanghai An-Nai-Chi using the equity method of accounting.

In May 2011, U King Communication Equipment (Hong Kong) Limited (“U King Hong Kong”), a previously consolidated subsidiary of the Group, was deregistered and the Group ceased to consolidate U King Hong Kong upon the completion of this deregistration.

In December 2011, the Group sold all of its 51% equity interest in Acorn Hong Kong Holdings Limited. (“Acorn Hong Kong”), a previously consolidated subsidiary of the Group for cash consideration of HK$6.1 million ($0.8 million USD equivalent). Upon the completion of the disposal, the Group ceased to consolidate Acorn Hong Kong as a subsidiary. The gain on the disposition of the investment in Acorn Hong Kong in 2011 was $55,379 and was recognized in other income in the consolidated statement of operations.